Related parties disclosure - Schedule of Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related parties
Receivables	$ 12,944,000	$ 3,825,000
Related party
Related parties
Receivables	8,656,000	223,000
Payables	2,812,000	9,889,000
Net expenses	4,814,000	6,263,000	$ 6,406,000
Net income	2,541,000	227,000
Carlos Moreira | Related party
Related parties
Payables	614,000	953,000
John O'Hara | Related party
Related parties
Payables	4,000	381,000
Ruma Bose | Related party
Related parties
Payables		13,000
Net expenses	162,000	97,000	33,000
Cristina Dolan | Related party
Related parties
Payables		13,000
Net expenses	222,000	74,000
David Fergusson | Related party
Related parties
Payables	14,000
Net expenses	173,000	18,000
Danil Kerimi | Related party
Related parties
Payables		13,000
Net expenses	27,000	105,000	8,000
Eric Pellaton | Related party
Related parties
Payables		13,000
Net expenses	161,000	74,000
Peter Ward | Related party
Related parties
Net expenses	1,381,000	6,000
Hossein Rahnama | Related party
Related parties
Net expenses	85,000
WISeKey International Holding AG | Related party
Related parties
Receivables	8,107,000
Payables	1,563,000	4,821,000
Net expenses	1,864,000	4,752,000	5,283,000
Net income	2,331,957
WISeKey SA | Related party
Related parties
Receivables	81,000
Payables	270,000	237,000
Net expenses	730,000	978,000
WiseKey USA Inc | Related party
Related parties
Net expenses			827,000
WISeKey Semiconductors GMBH | Related party
Related parties
Net expenses		84,000	180,000
WISeCoin AG | Related party
Related parties
Payables	347,000	3,445,000
Net expenses	9,000	75,000	$ 75,000
SEALCoin AG | Related party
Related parties
Receivables	468,000	223,000
Net income	$ 208,890	$ 227,000